CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment | ¥		¥ 158	¥ 214
Right-of-use Assets | ¥		1,079	616
TOTAL NON-CURRENT ASSETS | ¥		1,237	830
CURRENT ASSETS
Prepayments | ¥		25	29
Trade receivables | ¥			3,956
Other receivables | ¥		42	39
Financial assets at fair value through profit or loss | ¥		138,674
Cash and cash equivalents | ¥		2,450	3,444
TOTAL CURRENT ASSETS | ¥		141,191	7,468
TOTAL ASSETS | ¥		142,428	8,298
CURRENT LIABILITIES
Trade payables | ¥		100	3,896
Other payables and accrued liabilities | ¥		3,558	2,161
Taxes payable | ¥		10,205	16,818
Lease liabilities | ¥		745	803
Due to related companies | ¥		9,158	5,077
Due to the Shareholder | ¥		7,149	7,097
TOTAL CURRENT LIABILITIES | ¥		30,915	35,852
NON-CURRENT LIABILITIES
Deferred tax liabilities | ¥		9,964
Lease liabilities | ¥		347
TOTAL NON-CURRENT LIABILITIES | ¥		10,311
TOTAL LIABILITIES | ¥		41,226	35,852
(DEFICIENCY IN ASSETS)/EQUITY
Issued capital | ¥		390,297	312,081
Other capital reserves | ¥		716,776	692,518
Accumulated losses | ¥		(1,002,705)	(1,028,284)
Other comprehensive loss | ¥		(3,166)	(3,869)
(DEFICIENCY IN ASSETS)/EQUITY | ¥		101,202	(27,554)
TOTAL LIABILITIES AND EQUITY | ¥		¥ 142,428	¥ 8,298
USD [Member]
NON-CURRENT ASSETS
Property, plant and equipment | $	$ 25
Right-of-use Assets | $	165
TOTAL NON-CURRENT ASSETS | $	190
CURRENT ASSETS
Prepayments | $	4
Trade receivables | $
Other receivables | $	6
Financial assets at fair value through profit or loss | $	21,234
Cash and cash equivalents | $	375
TOTAL CURRENT ASSETS | $	21,619
TOTAL ASSETS | $	21,809
CURRENT LIABILITIES
Trade payables | $	15
Other payables and accrued liabilities | $	545
Taxes payable | $	1,563
Lease liabilities | $	114
Due to related companies | $	1,402
Due to the Shareholder | $	1,095
TOTAL CURRENT LIABILITIES | $	4,734
NON-CURRENT LIABILITIES
Deferred tax liabilities | $	1,526
Lease liabilities | $	53
TOTAL NON-CURRENT LIABILITIES | $	1,579
TOTAL LIABILITIES | $	6,313
(DEFICIENCY IN ASSETS)/EQUITY
Issued capital | $	59,764
Other capital reserves | $	109,756
Accumulated losses | $	(153,539)
Other comprehensive loss | $	(485)
(DEFICIENCY IN ASSETS)/EQUITY | $	15,496
TOTAL LIABILITIES AND EQUITY | $	$ 21,809